UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21973
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Global Diversified Equity Income Fund Semiannual Report April 30, 2011

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund intends to pay quarterly cash distributions equal to $0.2843 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.
With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2011
Performance

Portfolio Managers Walter A. Row, CFA, CMT; Michael A. Allison, CFA

New York Stock Exchange (NYSE) Symbol	EXG
Inception Date (2/27/07)

% Average Annual Total Returns at net asset value (NAV)

Six Months	12.11
One Year	17.11
Since Inception	2.88

% Average Annual Total Returns at market price, NYSE

Six Months	6.15
One Year	2.84
Since Inception	0.30

% Premium/(Discount) to NAV (4/30/11)	-10.05

Distributions

Total Distributions per share (10/31/10 — 4/30/11)	$0.667
Distribution Rate at NAV[1]	9.29%
Distribution Rate at market price[1]	10.33%

Comparative Performance[2]	% Return

S&P 500 Index

Six Months	16.36
One Year	17.22
Since Inception (2/27/07)	1.54

CBOE S&P 500 BuyWrite Index

Six Months	8.23
One Year	8.80
Since Inception (2/27/07)	1.20

FTSE Eurotop 100 Index

Six Months	14.45
One Year	24.36
Since Inception (2/27/07)	0.34
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2011
Fund Profile

Sector Allocation3 (% of total investments)

Geographic Allocation (% of total investments)

Top 10 Holdings3 (% of total investments)

Royal Dutch Shell PLC, Class B	3.6
Vodafone Group PLC	2.2
Nestle SA	2.2
Siemens AG	2.0
Total SA	1.8
BASF SE	1.7
Apple, Inc.	1.7
Exxon Mobil Corp.	1.7
Goldcorp, Inc.	1.6
BHP Billiton, Ltd. ADR	1.6

Total % of total investments	20.1

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

2.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

3.	Depictions do not reflect the Fund’s written options positions. Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value

Aerospace & Defense — 0.2%

United Technologies Corp.	88,588	$7,935,713

		$7,935,713

Air Freight & Logistics — 0.2%

Expeditors International of Washington, Inc.	145,468	$7,894,548

		$7,894,548

Automobiles — 2.4%

Bayerische Motoren Werke AG	340,495	$32,057,116
Ford Motor Co.(1)	1,531,611	23,694,022
Volkswagen AG, PFC Shares	170,154	33,489,377

		$89,240,515

Beverages — 2.2%

Anheuser-Busch InBev NV	588,659	$37,566,983
Coca-Cola Co. (The)	353,293	23,833,146
PepsiCo, Inc.	319,596	22,016,968

		$83,417,097

Biotechnology — 0.3%

Celgene Corp.(1)	186,249	$10,966,341

		$10,966,341

Capital Markets — 2.4%

Credit Suisse Group AG	395,417	$17,998,062
Deutsche Bank AG	278,418	18,133,169
Goldman Sachs Group, Inc. (The)	109,610	16,552,206
UBS AG(1)	1,855,579	37,111,580

		$89,795,017

Chemicals — 2.4%

BASF SE	644,493	$66,179,048
Monsanto Co.	359,331	24,448,881

		$90,627,929

Commercial Banks — 6.7%

Banco Bilbao Vizcaya Argentaria SA	1,195,028	$15,307,735
Banco Santander SA	1,155,834	14,760,551
Barclays PLC	3,553,436	16,893,074
BNP Paribas	243,619	19,259,164
HSBC Holdings PLC	3,859,340	42,097,283
Intesa Sanpaolo SpA	7,126,178	23,669,262
Itau Unibanco Holding SA ADR	1,534,867	36,453,091
KeyCorp	1,699,956	14,738,618
PNC Financial Services Group, Inc.	198,697	12,386,771
Royal Bank of Scotland Group PLC(1)	30,628,460	21,346,662
State Bank of India GDR	67,080	9,189,960
Wells Fargo & Co.	835,403	24,318,581

		$250,420,752

Communications Equipment — 2.5%

HTC Corp.	587,000	$26,718,293
JDS Uniphase Corp.(1)	279,180	5,818,111
QUALCOMM, Inc.	661,514	37,600,456
Telefonaktiebolaget LM Ericsson, Class B	1,594,781	24,198,438

		$94,335,298

Computers & Peripherals — 1.8%

Apple, Inc.(1)	187,338	$65,236,712

		$65,236,712

Construction & Engineering — 0.6%

Fluor Corp.	342,861	$23,979,698

		$23,979,698

Consumer Finance — 0.4%

American Express Co.	321,494	$15,778,925

		$15,778,925

Diversified Financial Services — 2.0%

Citigroup, Inc.(1)	4,448,479	$20,418,519
JPMorgan Chase & Co.	721,612	32,927,155
Moody’s Corp.	509,748	19,951,537

		$73,297,211

Diversified Telecommunication Services — 3.2%

AT&T, Inc.	707,168	$22,007,068
CenturyLink, Inc.	261,989	10,683,912
Deutsche Telekom AG	2,332,299	38,544,152
Koninklijke KPN NV	2,575,969	40,881,977
Verizon Communications, Inc.	193,295	7,302,685

		$119,419,794

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 1.8%

American Electric Power Co., Inc.	199,484	$7,277,176
E.ON AG	1,023,770	34,991,536
Enel SpA	3,129,117	22,314,773
PPL Corp.	131,267	3,600,654

		$68,184,139

Electrical Equipment — 1.9%

ABB, Ltd.(1)	1,494,839	$41,280,387
Emerson Electric Co.	478,611	29,080,404

		$70,360,791

Electronic Equipment, Instruments & Components — 0.6%

Corning, Inc.	997,947	$20,897,010

		$20,897,010

Energy Equipment & Services — 1.0%

Halliburton Co.	369,919	$18,673,511
Schlumberger, Ltd.	224,707	20,167,453

		$38,840,964

Food & Staples Retailing — 1.2%

Metro AG	336,480	$24,694,844
Tesco PLC	3,182,994	21,459,436

		$46,154,280

Food Products — 4.4%

Danone SA	513,525	$37,598,396
Nestle SA	1,337,943	83,043,960
Unilever NV	1,372,598	45,186,796

		$165,829,152

Health Care Equipment & Supplies — 1.6%

Covidien PLC	371,721	$20,701,142
St. Jude Medical, Inc.	499,049	26,669,179
Varian Medical Systems, Inc.(1)	167,505	11,758,851

		$59,129,172

Health Care Providers & Services — 2.6%

AmerisourceBergen Corp.	609,748	$24,780,159
Fresenius Medical Care AG & Co. KGaA ADR	249,393	19,594,808
HCA Holdings, Inc.(1)	547,676	17,963,773
UnitedHealth Group, Inc.	669,241	32,946,734

		$95,285,474

Hotels, Restaurants & Leisure — 0.6%

McDonald’s Corp.	287,631	$22,524,384

		$22,524,384

Household Products — 1.2%

Procter & Gamble Co.	332,133	$21,555,432
Reckitt Benckiser Group PLC	440,647	24,520,716

		$46,076,148

Industrial Conglomerates — 3.7%

General Electric Co.	1,494,133	$30,555,020
Philips Electronics NV	1,084,049	32,107,385
Siemens AG	510,772	74,296,273

		$136,958,678

Insurance — 4.5%

Aflac, Inc.	264,261	$14,848,826
Allianz SE	251,226	39,470,382
AXA SA	1,357,193	30,425,607
Lincoln National Corp.	402,666	12,575,259
MetLife, Inc.	284,691	13,320,692
Prudential Financial, Inc.	328,505	20,833,787
Prudential PLC	2,911,200	37,663,379

		$169,137,932

Internet & Catalog Retail — 0.6%

Amazon.com, Inc.(1)	110,839	$21,779,863

		$21,779,863

Internet Software & Services — 0.4%

Google, Inc., Class A(1)	26,740	$14,549,234

		$14,549,234

IT Services — 1.4%

Accenture PLC, Class A	351,258	$20,067,369
International Business Machines Corp.	178,443	30,438,807

		$50,506,176

Machinery — 0.9%

Danaher Corp.	633,942	$35,018,956

		$35,018,956

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 1.0%

Comcast Corp., Class A	790,352	$20,738,836
Vivendi SA	546,972	17,150,260

		$37,889,096

Metals & Mining — 5.2%

Anglo American PLC	530,811	$27,824,588
BHP Billiton, Ltd. ADR	580,804	58,800,597
Cliffs Natural Resources, Inc.	192,193	18,012,328
Freeport-McMoRan Copper & Gold, Inc.	323,532	17,803,966
Goldcorp, Inc.	1,076,279	60,088,657
Silver Wheaton Corp.	330,482	13,424,179

		$195,954,315

Multi-Utilities — 1.9%

GDF Suez	851,449	$34,815,134
National Grid PLC	2,205,626	22,629,922
PG&E Corp.	299,182	13,786,306

		$71,231,362

Multiline Retail — 0.5%

Macy’s, Inc.	729,101	$17,432,805

		$17,432,805

Oil, Gas & Consumable Fuels — 14.6%

Alpha Natural Resources, Inc.(1)	166,953	$9,711,656
Apache Corp.	147,180	19,629,397
BG Group PLC	1,543,789	39,755,030
BP PLC	7,148,058	54,949,103
ConocoPhillips	321,717	25,393,123
Exxon Mobil Corp.	715,876	62,997,088
Hess Corp.	271,031	23,297,825
Occidental Petroleum Corp.	167,146	19,103,116
Peabody Energy Corp.	212,044	14,168,780
Petroleo Brasileiro SA ADR	185,039	6,907,506
Royal Dutch Shell PLC, Class B	3,468,823	134,953,454
Southwestern Energy Co.(1)	332,011	14,562,002
Statoil ASA	1,764,641	51,693,228
Total SA	1,064,688	68,184,070

		$545,305,378

Personal Products — 0.6%

Estee Lauder Cos., Inc., Class A	223,589	$21,688,133

		$21,688,133

Pharmaceuticals — 7.4%

AstraZeneca PLC	507,361	$25,174,175
Bayer AG	447,415	39,280,591
GlaxoSmithKline PLC	2,568,849	56,116,596
Novartis AG	944,632	56,016,835
Novo Nordisk A/S, Class B	298,446	37,781,242
Pfizer, Inc.	927,399	19,438,283
Sanofi-Aventis	533,710	42,225,527

		$276,033,249

Real Estate Investment Trusts (REITs) — 0.6%

AvalonBay Communities, Inc.	81,961	$10,377,082
Boston Properties, Inc.	124,513	13,015,344

		$23,392,426

Software — 2.4%

Microsoft Corp.	561,259	$14,603,959
Oracle Corp.	1,036,532	37,366,979
salesforce.com, inc.(1)	73,586	10,199,020
SAP AG	440,936	28,409,520

		$90,579,478

Specialty Retail — 1.5%

Home Depot, Inc.	566,744	$21,048,872
Industria de Diseno Textil SA	371,387	33,305,634

		$54,354,506

Textiles, Apparel & Luxury Goods — 1.7%

LVMH Moet Hennessy Louis Vuitton SA	259,879	$46,657,946
NIKE, Inc., Class B	208,384	17,154,171

		$63,812,117

Tobacco — 1.5%

British American Tobacco PLC	805,817	$35,211,859
Philip Morris International, Inc.	313,252	21,752,219

		$56,964,078

Wireless Telecommunication Services — 2.5%

American Tower Corp., Class A(1)	191,051	$9,993,878
Vodafone Group PLC	28,899,375	83,542,339

		$93,536,217

Total Common Stocks
(identified cost $2,900,904,050)		$3,631,751,063

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(2)	$150,860	$150,859,920

Total Short-Term Investments
(identified cost $150,859,920)		$150,859,920

Total Investments — 101.2%
(identified cost $3,051,763,970)		$3,782,610,983

Call Options Written — (0.9)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

Dow Jones Euro Stoxx 50 Index	32,950	EUR	2,900	5/20/11	$(4,084,886)
Dow Jones Euro Stoxx 50 Index	84,450	EUR	3,000	5/20/11	(3,070,791)
FTSE 100 Index	7,150	GBP	6,025	5/20/11	(1,042,027)
FTSE 100 Index	8,550	GBP	6,050	5/20/11	(1,038,978)
FTSE 100 Index	7,350	GBP	6,075	5/20/11	(736,624)
FTSE 100 Index	8,250	GBP	6,150	5/20/11	(427,192)
S&P 500 Index	1,255		$1,325	5/21/11	(5,258,451)
S&P 500 Index	720		$1,330	5/21/11	(2,718,000)
S&P 500 Index	2,155		$1,335	5/21/11	(7,262,350)
S&P 500 Index	1,130		$1,340	5/21/11	(3,373,050)
S&P 500 Index	1,725		$1,355	5/21/11	(3,329,250)
SMI Index	7,900	CHF	6,450	5/20/11	(1,042,069)
SMI Index	7,600	CHF	6,500	5/20/11	(715,191)

Total Call Options Written
(premiums received $15,129,110)					$(34,098,859)

Other Assets, Less Liabilities — (0.3)%					$(9,043,409)

Net Assets — 100.0%					$3,739,468,715

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PFC Shares	- Preference Shares
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	40.8%	$1,526,440,825
United Kingdom	17.2	644,137,616
Germany	12.0	449,140,816
France	7.9	296,316,104
Switzerland	6.3	235,450,824
Netherlands	3.2	118,176,158
Canada	2.0	73,512,836
Spain	1.7	63,373,920
Australia	1.6	58,800,597
Norway	1.4	51,693,228
Italy	1.2	45,984,035
Brazil	1.2	43,360,597
Ireland	1.1	40,768,511
Denmark	1.0	37,781,242
Belgium	1.0	37,566,983
Taiwan	0.7	26,718,293
Sweden	0.7	24,198,438
India	0.2	9,189,960

Total Investments	101.2%	$3,782,610,983

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $2,900,904,050)	$3,631,751,063
Affiliated investment, at value (identified cost, $150,859,920)	150,859,920
Restricted cash*	3,260,000
Foreign currency, at value (identified cost, $674,460)	674,050
Dividends receivable	8,330,359
Interest receivable from affiliated investment	11,411
Receivable for investments sold	5,671,878
Tax reclaims receivable	10,046,508

Total assets	$3,810,605,189

Liabilities

Written options outstanding, at value (premiums received, $15,129,110)	$34,098,859
Payable for investments purchased	33,548,814
Payable to affiliates:
Investment adviser fee	2,932,504
Trustees’ fees	4,208
Accrued expenses	552,089

Total liabilities	$71,136,474

Net Assets	$3,739,468,715

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 305,443,010 shares issued and outstanding	$3,054,430
Additional paid-in capital	4,440,611,938
Accumulated net realized loss	(1,237,607,673)
Accumulated distributions in excess of net investment income	(180,518,369)
Net unrealized appreciation	713,928,389

Net Assets	$3,739,468,715

Net Asset Value

($3,739,468,715 ÷ 305,443,010 common shares issued and outstanding)	$12.24

*	Represents restricted cash on deposit at the custodian as collateral for written options.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $2,778,958)	$41,413,507
Interest income allocated from affiliated investment	46,462
Expenses allocated from affiliated investment	(2,680)

Total investment income	$41,457,289

Expenses

Investment adviser fee	$17,248,536
Trustees’ fees and expenses	25,250
Custodian fee	395,288
Transfer and dividend disbursing agent fees	9,267
Legal and accounting services	74,977
Printing and postage	385,991
Miscellaneous	178,666

Total expenses	$18,317,975

Deduct —
Reduction of custodian fee	$197

Total expense reductions	$197

Net expenses	$18,317,778

Net investment income	$23,139,511

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(84,551,223)
Investment transactions allocated from affiliated investment	564
Written options	(16,528,798)
Foreign currency transactions	878,368

Net realized loss	$(100,201,089)

Change in unrealized appreciation (depreciation) —
Investments	$493,143,761
Written options	(21,036,802)
Foreign currency	882,130

Net change in unrealized appreciation (depreciation)	$472,989,089

Net realized and unrealized gain	$372,788,000

Net increase in net assets from operations	$395,927,511

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$23,139,511	$59,609,174
Net realized loss from investment transactions, written options and foreign currency transactions	(100,201,089)	(93,730,808)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	472,989,089	320,200,011

Net increase in net assets from operations	$395,927,511	$286,078,377

Distributions to shareholders —
From net investment income	$(203,669,399)*	$(58,461,160)
Tax return of capital	—	(434,750,995)

Total distributions	$(203,669,399)	$(493,212,155)

Capital share transactions —
Reinvestment of distributions	$—	$34,615,861

Net increase in net assets from capital share transactions	$—	$34,615,861

Net increase (decrease) in net assets	$192,258,112	$(172,517,917)

Net Assets

At beginning of period	$3,547,210,603	$3,719,728,520

At end of period	$3,739,468,715	$3,547,210,603

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(180,518,369)	$11,519

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Financial Highlights

			Year Ended October 31,

	Six Months Ended
	April 30, 2011					Period Ended
	(Unaudited)		2010	2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$11.610		$12.300	$12.340	$19.590	$19.100	(2)

Income (Loss) From Operations

Net investment income(3)	$0.076		$0.196	$0.257	$0.378	$1.096
Net realized and unrealized gain (loss)	1.221		0.737	1.603	(5.728)	0.349

Total income (loss) from operations	$1.297		$0.933	$1.860	$(5.350)	$1.445

Less Distributions

From net investment income	$(0.667	)*	$(0.192)	$(0.256)	$(0.464)	$(0.950)
Tax return of capital	—		(1.431)	(1.644)	(1.436)	—

Total distributions	$(0.667)		$(1.623)	$(1.900)	$(1.900)	$(0.950)

Offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$(0.005)

Net asset value — End of period	$12.240		$11.610	$12.300	$12.340	$19.590

Market value — End of period	$11.010		$11.030	$12.060	$10.450	$17.330

Total Investment Return on Net Asset Value(4)	12.11	%(5)	8.62%	21.14%	(29.21)%	7.80	%(5)(6)

Total Investment Return on Market Value(4)	6.15	%(5)	5.25%	40.26%	(32.23)%	(4.64	)%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,739,469		$3,547,211	$3,719,729	$3,729,357	$5,921,396
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.05	%(8)	1.06%	1.06%	1.07%	1.06	%(8)
Net investment income	1.32	%(8)	1.68%	2.25%	2.23%	8.47	%(8)
Portfolio Turnover	30	%(5)	24%	44%	86%	142	%(5)

(1)	For the period from the start of business, February 27, 2007, to October 31, 2007.
(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(5)	Not annualized.
(6)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Global Diversified Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,137,070,133 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2015 ($343,361,757), October 31, 2016 ($14,048,943), October 31, 2017 ($663,927,513) and October 31, 2018 ($115,731,920).

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2011, the amount of distributions estimated to be a tax return of capital was approximately $184,981,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 1.00% of its average daily gross assets up to and including $1.5 billion, 0.98% over $1.5 billion up to and including $3 billion, 0.96% over $3 billion up to and including $5 billion, and 0.94%

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

on average daily gross assets over $5 billion, and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Fund’s investment adviser fee amounted to $17,248,536 or 0.99% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,054,819,436 and $1,370,946,847, respectively, for the six months ended April 30, 2011.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended April 30, 2011. Common shares issued pursuant to the Fund’s dividend reinvestment plan for the year ended October 31, 2010 were 2,944,811.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,052,675,069

Gross unrealized appreciation	$782,282,311
Gross unrealized depreciation	(52,346,397)

Net unrealized appreciation	$729,935,914

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at April 30, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended April 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	206,590	$42,215,096
Options written	1,122,090	144,565,753
Options terminated in closing purchase transactions	(1,048,995)	(161,000,957)
Options expired	(108,500)	(10,650,782)

Outstanding, end of period	171,185	$15,129,110

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $11,118,780. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,260,000 at April 30, 2011.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2011 was as follows:

	Fair Value

	Asset Derivative	Liability Derivative(1)

Written options	$—	$(34,098,859)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
	in Income(1)	Derivatives Recognized in Income(2)

Written options	$(16,528,798)	$(21,036,802)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$144,372,953	$162,660,333	$—	$307,033,286
Consumer Staples	110,845,898	309,282,990	—	420,128,888
Energy	234,611,457	349,534,885	—	584,146,342
Financials	339,558,484	282,263,779	—	621,822,263
Health Care	184,819,270	256,594,966	—	441,414,236
Industrials	134,464,339	147,684,045	—	282,148,384
Information Technology	285,187,177	50,916,731	—	336,103,908
Materials	192,578,608	94,003,636	—	286,582,244
Telecommunication Services	90,869,520	122,086,491	—	212,956,011
Utilities	24,664,136	114,751,365	—	139,415,501

Total Common Stocks	$1,741,971,842	$1,889,779,221 *	$—	$3,631,751,063

Short-Term Investments	$—	$150,859,920	$—	$150,859,920

Total Investments	$1,741,971,842	$2,040,639,141	$—	$3,782,610,983

Liability Description

Call Options Written	$(21,941,101)	$(12,157,758)	$—	$(34,098,859)

Total	$(21,941,101)	$(12,157,758)	$—	$(34,098,859)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Global Diversified Equity Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on various indexes. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three- year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010 as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Diversified Equity Income Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Diversified Equity Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2011, Fund records indicate that there are 201 registered shareholders and approximately 169,226 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EXG.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2898-6/11	CE-TMGDEISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Contract Review Committee except as contemplated under the Fund Policy. The Board’s Contract Review Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Contract Review Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: June 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 8, 2011

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: June 8, 2011